Summary Of Significant Accounting Policies (Narrative) (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
FDIC insured maximum amount		$ 250,000
Accounts receivable		37,611,000	$ 27,111,000
Impairment expense of proved properties		16,100,000	172,000,000	$ 72,900,000
Impairment expense of unproved properties		200,000	4,800,000	2,000,000
Other write-downs and impairment expense		0	0	0
Depreciation depletion and amortization related to oil and gas properties		90,000,000	140,900,000	139,000,000
Depreciation expense for other property and equipment		$ 2,900,000	3,000,000	2,800,000
Ownership interest in a drilling company		10.17%
Investment in LLC - cost	$ 9,000,000	$ 9,000,000	9,000,000
Amount of excess of net assets		101,500,000
Liability for uncertain tax positions		0	0
Income tax penalties and interest		0	0	$ 0
Notes payable		567,579,000
Fair value of senior notes payable	$ 507,500,000	520,000,000
7.875% Senior Unsecured Notes Due 2024 [Member]
Summary Of Significant Accounting Policies [Line Items]
Notes payable		$ 500,000,000
Stated interest rate of senior notes	7.875%	7.875%
Maturity date of debt	Dec. 15, 2024	Dec. 15, 2024
Minimum [Member] | Other Property And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Depreciable life of property and equipment		3 years
Maximum [Member] | Other Property And Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Depreciable life of property and equipment		7 years
ARM Energy Management, LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable		$ 17,700,000	$ 12,600,000